Goodwill (Tables)	12 Months Ended
Jun. 30, 2019
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in goodwill	The continuity of goodwill is as follows:

	June 30, 2019	June 30, 2018
	$	$
Opening balance	240,806	240,534
Exchange differences	(1,052)	272

	239,754	240,806

Disclosure of information for cash-generating units
To determine the recoverable amount for each of it's CGU's, the Company applied the following valuation methods:

CGU's	Valuation methodology
Content Business	Value-in-use
Peanuts	FVLCS
DHX Television	Value-in-use
The following table shows the key assumptions used to estimate the recoverable amounts of the groups of CGUs:

	Assumptions used
	Perpetual	Pre-tax
CGU's	growth rate	discount rate

Content Business	2.0%	13.8%
DHX Television	0.0%	15.5%